THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF
NEW YORK
SEPARATE ACCOUNT USL VL-R
PROTECTION ADVANTAGE SELECT(R)
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
POLICIES
SUPPLEMENT DATED SEPTEMBER 23, 2013
TO PROSPECTUS DATED MAY 1, 2013



	Effective September 23, 2013, The Lifestyle Income
RiderSM, also referred to as the Guaranteed Withdrawal
Benefit Rider, is currently available for election with newly issued Protection Advantage Select policies.